Document and Entity Information	Jan. 31, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001776661
Document Type	8-K
Document Period End Date	Jan. 31, 2024
Entity Registrant Name	Advantage Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38990
Entity Tax Identification Number	83-4629508
Entity Address, Address Line One	15310 Barranca Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	797-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	ADV
Security Exchange Name	NASDAQ
Warrants Exercisable For One Share Of Class Common Stock At Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	ADVWW
Security Exchange Name	NASDAQ